NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Summary of Rollforward of Newbuilding
Movements in the two years ended December 31, 2023 are as follows:

(in thousands of $)
Balance at December 31, 2021	130,633
Installments and other costs paid and payable	299,963
Transfer to Vessels and equipment	(386,241)
Capitalized borrowing costs	3,636
Balance at December 31, 2022	47,991
Installments and other costs paid and payable	145,753
Transfer to Vessels and equipment	(193,878)
Capitalized borrowing costs	134
Balance at December 31, 2023	—

The newbuildings delivered in the two years ended December 31, 2023 are as follows:

Vessel name	Vessel type	Date of delivery

Front Orkla	VLCC	January 2023
Front Tyne	VLCC	January 2023

Front Gaula	VLCC	October 2022
Front Tana	VLCC	August 2022
Front Tweed	VLCC	June 2022
Front Alta	VLCC	April 2022